Goodwill and Intangible Assets - Summary of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Total	$ 55,654	$ 80,039
Market Making [Member]
Goodwill [Line Items]
Goodwill	24,727	24,727
Total	11,422	25,283
Global Execution Services [Member]
Goodwill [Line Items]
Goodwill	189,173	198,815
Total	$ 44,232	$ 54,756